PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

September 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 155 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to modify Invesco International Total Return Fund’s investment strategies and risks and to rename it Invesco World Bond Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (404) 439-3428.

Very truly yours,

/s/ Odeh Stevens

Odeh Stevens
Senior Counsel